Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2023
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2023	2022
Balance at January 1	1,087,757	1,000,554
Additional obligations recognized	60,012	5,184
Dispositions	(151,566)	—
Changes in estimated abandonment timing and costs	1,159	207,919
Obligations settled	(56,966)	(37,514)
Accretion	78,187	58,170
Changes in rates	133,575	(145,555)
Foreign exchange	6,905	(1,001)
Balance at December 31	1,159,063	1,087,757

Schedule of risk free rates used to discount the obligations

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2023	Dec 31, 2022
Canada	3.0%	3.3%
United States	4.2%	4.1%
France	3.0%	3.4%
Netherlands	2.1%	2.7%
Germany	2.3%	2.5%
Ireland	2.7%	3.2%
Australia	4.0%	4.2%